Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Of Changes In Equity [Abstract]
Ordinary shares	£ 2,172	£ 2,172	£ 2,172	£ 2,172
Number of ordinary shares	8,689,755,905
Par value per share	£ 0.25